Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Disaggregation Revenue

The following table presents our disaggregated revenue by source including both revenues accounted for under ASC 840 and ASC 606 for the years ended December 31, 2018, 2017 and 2016.

	2018	2017	2016
Billboard Advertising	$1,412,978	$1,340,422	$1,311,861
Logo Advertising	84,424	82,936	80,533
Transit Advertising	129,820	117,902	107,900
Net Revenues	$1,627,222	$1,541,260	$1,500,294